SCHEDULE OF CHANGE IN VALUATION (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current		$ 374,862
Deferred		(211,627)
Current
Deferred
Change in valuation		211,627
Income Tax Provision		$ 374,862